USAA LOGO APPEARS HERE. (REGISTERED TRADEMARK)

     9800 Fredericksburg Road
     San Antonio, Texas 78288






U.S. Securities and Exchange Commission                           March 20, 2001
450 Fifth Street, N.W.
Washington, D.C.  20549

VIA EDGAR

Reference:    USAA LIFE INSURANCE COMPANY ("USAA LIFE")
              LIFE INSURANCE SEPARATE ACCOUNT OF
              USAA LIFE INSURANCE COMPANY ("REGISTRANT")
              FORM N-30D (ANNUAL REPORT)
              FILE NO. 333-45343 / 811-08625
              CIK NO. 0001052863


Dear Commissioners:

On behalf of the above-named Registrant, we are re-filing Registrant's Form N-30D filing of its Annual Report for the fiscal year ended December 31, 2000, which was previously filed on March 1, 2001. An incorrect filing number was inadvertently used by Registrant for the March filing. The incorrect CIK number used for Form N-30D was 0000927820.

We are hereby requesting that Registrant's Form N-30D filed on March 1, 2001 under Accession Number 0000927823-01-000003 be disregarded and replaced with Registrant's Form N-30D under the correct CIK No. 0001052863 as filed herewith.

Please direct any question or comment to me at (210) 498-1099. We apologize for any inconvenience.

Sincerely,



Cynthia A. Toles
Vice President
Life & Health Insurance General Counsel
United Services Automobile Association

(210) 498-1099  Fax: (210) 691-8268
E-mail: cynthia.toles@usaa.com





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